UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from June 1, 2009 to June 30, 2009

333-149075-02
(Commission File Number of issuing entity)

CarMax Auto Owner Trust 2009-1
(Exact name of issuing entity as specified in its charter)

333-149075
(Commission File Number of depositor)

CarMax Auto Funding LLC
(Exact name of depositor as specified in its charter)

CarMax Business Services, LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

80-6058584
(I.R.S. Employer Identification No.)

c/o CarMax Auto Funding LLC
12800 Tuckahoe Creek Parkway, Suite 400, Richmond, Virginia 23238
(Address of principal executive offices of issuing entity) (Zip Code)

(804) 935-4512
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b)
Class A-1 Asset Backed Notes	[___]	[___]	[X]	[___]
Class A-2 Asset Backed Notes	[___]	[___]	[X]	[___]
Class A-3 Asset Backed Notes	[___]	[___]	[X]	[___]
Class A-4 Asset Backed Notes	[___]	[___]	[X]	[___]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [X] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of CarMax Auto Owner Trust 2009-1 is set forth in the monthly servicer's certificate attached as Exhibit 99.1.

PART II - OTHER INFORMATION

Item 9. Exhibits.

Exhibit 99.1 Monthly Servicer's Certificate for the collection period commencing June 1, 2009 and ending June 30, 2009.

Signatures

Pursuant to the requirements of the Securities and Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CARMAX AUTO OWNER TRUST 2009-1
(Issuing Entity)

	By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date: July 15, 2009	By:	/s/ Keith D. Browning
Keith D. Browning
Executive Vice President and
Chief Financial Officer

Exhibit Index

Exhibit	Description

99.1	Monthly Servicer's Certificate for the collection period commencing June 1, 2009 and ending June 30, 2009

4